Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of deferred tax assets and liabilities

	Accelerated capital allowances £m	Cash flow hedges £m	Share -based payments £m	Acquired intangible asset* £m	Losses £m	Other temporary differences £m	Total £m
At 1 January 2021	(9.9)	—	5.7	(17.8)	4.9	5.1	(12.0)
(Charge)/credit to income	(5.3)	—	6.4	5.0	1.2	1.0	8.3
Charge to equity	—	—	(4.5)	—	—	—	(4.5)
Credit to other comprehensive income	—	—	—	—	—	0.9	0.9
Arising on acquisition*	—	—	—	(19.9)	—	(1.6)	(21.5)
Reclassification	0.5	—	—	0.1	—	(0.6)	—
Exchange differences	(0.1)	—	—	0.4	—	0.2	0.5

At 31 December 2021*	(14.8)	—	7.6	(32.2)	6.1	5.0	(28.3)
(Charge)/credit to income	(8.3)	—	5.5	7.5	5.8	2.4	12.9
Charge to equity	—	—	(1.4)	—	—	—	(1.4)
Credit to other comprehensive income	—	0.1	—	—	—	—	0.1
Exchange differences	0.1	—	—	(3.6)	0.1	0.1	(3.3)

At 31 December 2022	(23.0)	0.1	11.7	(28.3)	12.0	7.5	(20.0)

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.

Summary of deferred tax balances
Deferred tax balances are comprised as follows:

	31 December 2022 £m	31 December 2021* £m
Deferred tax assets to be recovered
Within 12 months	13.4	3.6
After more than 12 months	(1.3)	9.6

	12.1	13.2
Deferred tax liabilities to be settled
Within 12 months	0.1	4.6
After more than 12 months	(32.2)	(46.1)

	(32.1)	(41.5)

Deferred tax liabilities (net)	(20.0)	(28.3)

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.